Fees Summary	Sep. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 875,000.00
Previously Paid Amount	0.00
Total Fee Amount	120.84
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 120.84
Narrative - Max Aggregate Offering Price	$ 875,000.00
Final Prospectus	true